Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Schedule Of Income Tax Expense Included In The Statement Of Operations

	Year ended December 31
	2010	2011	2012

Current taxes	$2,197	$1,661	$2,192
Taxes in respect to previous years	145	67	-
Deferred taxes	106	250	692
Income tax expense *	$2,448	$1,978	$2,884

* Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US and Cyprus subsidiaries that are calculated based on relevant local tax laws.

Schedule Of Income Before Income Taxes And Income Taxes Expense (Benefit)

	Year ended December 31
	2010	2011	2012

Income (loss) before income taxes:
Israel	$11,475	$5,703	$10,473
Foreign Jurisdiction	(317)	610	701
	$11,158	$6,313	$11,174

Income tax expense (benefit):
Current taxes:
Israel	$2,197	$2,074	$2,162
Foreign Jurisdiction	-	(413)	30
	$2,197	$1,661	$2,192

Tax expense (benefit) in respect to previous years:
Israel	$145	$(358)	$-
Foreign Jurisdiction	-	425	-
	$145	$67	$-

Deferred taxes:
Israel	$131	$(366)	$421
Foreign Jurisdiction	(25)	616	271
	$106	$250	$692

Total	$2,448	$1,978	$2,884

Schedule Of Income Tax Reconciliation

	Year ended December 31
	2010	2011	2012

Statutory tax rate	25%	24%	25%

Income before taxes on income as
reported in the statement of operations	$11,158	$6,313	$11,174

Computed "expected" tax expense	2,790	1,515	2,794

Non-deductible expenses	40	29	151
Tax adjustment in respect
of different tax rate for foreign subsidiaries	64	97	132
Taxes in respect to previous years	145	67	-
Influence of change in tax rate on DTA	210	127	-
Valuation allowance	210	(478)	(183)
Differences in basis of measurment for
financial reporting and tax return purposes	(1,185)	711	24
Utilize tax losses from prior years	227	(8)	(2)
Other differences, net	(53)	(82)	(32)

	$2,448	$1,978	$2,884

Schedule Of Deferred Tax Assets And Liabilities

	December 31	December 31
	2011	2012

Deferred tax assets:

Provision for doubtful debts	$1,723	$1,893
Vacation pay accruals	143	151
Stock-based compensation	261	238
Foreign currency embedded
derivatives	293	-
Marketable securities	266	59
Net operating loss carryforwards	379	-
Severance pay fund	15	43

Total gross deferred tax assets	$3,080	$2,384

Less valuation allowance	(242)	(59)

Deferred tax assets, net	$2,838	$2,325

Deferred tax liabilities:
Marketable securities	$-	$(49)
Fixed assets	(1,767)	(1,855)
Foreign currency embedded
derivatives	-	(14)
Cash flow hadging derivatives	-	(73)
Goodwill	(286)	(388)

Total gross deferred tax liabilities	$(2,053)	$(2,379)

Net deferred tax asset (liability)	$785	$(54)

Reconciliation Of Unrecognized Tax Benefits

	2011	2012
Balance at January 1	$1,172	$1,394
Increase related to prior year tax positions	116	-
Increase related to current year tax positions	106	127
Balance at December 31	$1,394	$1,521